Provisions for Contingencies and Charges (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions for Contingencies and Charges

(in millions of Canadian dollars)	ENVIRONMENTAL RESTORATION OBLIGATIONS	ENVIRONMENTAL COSTS	LEGAL CLAIMS	SEVERANCES	ONEROUS CONTRACT	OTHERS	TOTAL PROVISIONS
As at January 1, 2016	9	14	3	2	5	6	39
Additional provision	—	5	1	7	3	4	20
Reversal of provision	—	(1)	—	—	(1)	—	(2)
Payments	(3)	(2)	(1)	(6)	(1)	(3)	(16)
Revaluation	2	—	—	—	—	—	2
As at December 31, 2016	8	16	3	3	6	7	43
Additional provision	(1)	—	2	5	—	2	8
Payments	—	—	(1)	(5)	(3)	(2)	(11)
Others	—	—	—	—	—	3	3
As at December 31, 2017	7	16	4	3	3	10	43

Analysis of total provisions:

(in millions of Canadian dollars)	2017	2016
Long-term	36	34
Current	7	9
	43	43